Non-current receivables - Schedule of non-current receivables by contractual maturity date (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 75,076	$ 2,888
Within two years
Disclosure of detailed information about financial instruments [line items]
Receivables	57,240	2,764
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	52	0
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	4	0
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	183	0
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 17,597	$ 124